Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,824,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,215.69
Total Offset Amount	0.00
Net Fee	55,215.69
Narrative - Max Aggregate Offering Price	$ 399,824,000.00
Final Prospectus	true